Description of Business	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Description of Business

1. Description of Business

Navigator Holdings Ltd. (“the Company”), the ultimate parent company of the Navigator Group of companies, is registered in the Republic of the Marshall Islands. The Company has a business of owning and operating a fleet of gas carriers. At December 31, 2016, the Company owned and operated 33 gas carriers (the “Vessels”) having a cargo capacity of between 20,500 cbm and 37,300 cbm, of which 27 were semi-refrigerated, and six were fully-refrigerated vessels.